UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-09475

        Nuveen Insured Dividend Advantage Municipal Fund
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         7/31/06

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Insured Dividend Advantage Municipal Fund (NVG)
	July 31, 2006
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Alabama – 4.3% (2.8% of Total Investments)
$ 5,310	Athens, Alabama, Water and Sewerage Revenue Warrants, Series 2002, 5.300%, 5/01/32 –	5/12 at 101.00	AAA	$5,590,846
	MBIA Insured
3,045	Hoover, Alabama, General Obligation Bonds, Series 2003, 5.000%, 3/01/20 – MBIA Insured	3/12 at 101.00	AAA	3,171,307
10,000	Jefferson County, Alabama, Sewer Revenue Capital Improvement Warrants, Series 1999A, 5.375%,	2/09 at 101.00	AAA	10,477,400
	2/01/36 (Pre-refunded 2/01/09) – FGIC Insured

18,355	Total Alabama			19,239,553

	Alaska – 3.6% (2.4% of Total Investments)
15,000	Alaska, International Airport System Revenue Bonds, Series 2002B, 5.250%, 10/01/27	10/12 at 100.00	AAA	16,163,550
	(Pre-refunded 10/01/12) – AMBAC Insured

	Arizona – 1.1% (0.8% of Total Investments)
5,000	Phoenix, Arizona, Civic Improvement Corporation, Senior Lien Airport Revenue Bonds, Series	7/12 at 100.00	AAA	5,140,400
	2002B, 5.250%, 7/01/32 – FGIC Insured (Alternative Minimum Tax)

	California – 11.6% (7.7% of Total Investments)
	California Educational Facilities Authority, Revenue Bonds, Occidental College, Series 2005A:
1,485	5.000%, 10/01/26 – MBIA Insured	10/15 at 100.00	Aaa	1,548,677
1,565	5.000%, 10/01/27 – MBIA Insured	10/15 at 100.00	Aaa	1,628,523
190	California, General Obligation Bonds, Series 2000, 5.250%, 9/01/17 – MBIA Insured	9/10 at 100.00	AAA	199,458
	California, General Obligation Bonds, Series 2000:
375	5.250%, 9/01/17 (Pre-refunded 9/01/10) – MBIA Insured	9/10 at 100.00	AAA	397,193
2,635	5.250%, 9/01/17 (Pre-refunded 9/01/10) – MBIA Insured	9/10 at 100.00	AAA	2,790,939
10,000	California, General Obligation Refunding Bonds, Series 2002, 5.000%, 2/01/23 – MBIA Insured	No Opt. Call	AAA	10,328,300
8,890	California, General Obligation Veterans Welfare Bonds, Series 1997BH, 5.400%, 12/01/14	12/08 at 101.00	AA–	9,107,449
	(Alternative Minimum Tax)
3,000	California, General Obligation Veterans Welfare Bonds, Series 2001BZ, 5.375%, 12/01/24 – MBIA	6/07 at 101.00	AAA	3,057,900
	Insured (Alternative Minimum Tax)
2,425	Fullerton Public Financing Authority, California, Tax Allocation Revenue Bonds, Series 2005,	9/15 at 100.00	AAA	2,506,262
	5.000%, 9/01/27 – AMBAC Insured
625	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series	7/16 at 100.00	AAA	649,500
	2006A-1, 5.000%, 7/01/36 – AMBAC Insured
7,935	Los Angeles, California, Certificates of Participation, Series 2002, 5.300%, 4/01/32 –	4/12 at 100.00	AAA	8,269,857
	AMBAC Insured
7,500	Northern California Power Agency, Revenue Refunding Bonds, Hydroelectric Project 1, Series	7/08 at 101.00	AAA	7,712,700
	1998A, 5.200%, 7/01/32 – MBIA Insured
2,320	Sacramento Municipal Utility District, California, Electric Revenue Bonds, Series 2001P,	8/11 at 100.00	AAA	2,456,880
	5.250%, 8/15/18 – FSA Insured
1,690	Ventura County Community College District, California, General Obligation Bonds, Series 2005B,	8/15 at 100.00	AAA	1,755,133
	5.000%, 8/01/28 – MBIA Insured

50,635	Total California			52,408,771

	Colorado – 4.5% (3.0% of Total Investments)
17,300	Adams County, Colorado, FHA-Insured Mortgage Revenue Bonds, Platte Valley Medical Center,	8/15 at 100.00	AAA	17,953,767
	Series 2005, 5.000%, 8/01/24 – MBIA Insured
750	Arkansas River Power Authority, Colorado, Power Revenue Bonds, Series 2006, 5.250%, 10/01/32 –	10/16 at 100.00	AAA	793,875
	XLCA Insured
1,625	Superior Metropolitan District 1, Colorado, Special Revenue Bonds, Series 2006, 5.000%,	12/15 at 100.00	AAA	1,681,875
	12/01/28 – AMBAC Insured

19,675	Total Colorado			20,429,517

	Florida – 13.1% (8.7% of Total Investments)
	Florida Municipal Loan Council, Revenue Bonds, Series 2003B:
2,305	5.250%, 12/01/17 – MBIA Insured	12/13 at 100.00	AAA	2,469,024
1,480	5.250%, 12/01/18 – MBIA Insured	12/13 at 100.00	AAA	1,585,036
11,600	Greater Orlando Aviation Authority, Florida, Airport Facilities Revenue Bonds, Series 2002B,	10/12 at 100.00	AAA	11,944,984
	5.125%, 10/01/21 – FSA Insured (Alternative Minimum Tax)
6,000	JEA, Florida, Water and Sewerage System Revenue Bonds, Series 2002A, 5.500%, 10/01/41 –	4/07 at 100.00	AAA	6,059,280
	MBIA Insured
8,155	Lee County, Florida, Solid Waste System Revenue Refunding Bonds, Series 2001, 5.625%, 10/01/13 –	10/11 at 100.00	Aaa	8,675,534
	MBIA Insured (Alternative Minimum Tax)
	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2002:
7,165	5.625%, 10/01/15 – FGIC Insured (Alternative Minimum Tax)	10/12 at 100.00	AAA	7,712,191
5,600	5.750%, 10/01/16 – FGIC Insured (Alternative Minimum Tax)	10/12 at 100.00	AAA	6,027,560
10,000	5.125%, 10/01/21 – FGIC Insured (Alternative Minimum Tax)	10/12 at 100.00	AAA	10,330,000
2,000	5.250%, 10/01/22 – FGIC Insured (Alternative Minimum Tax)	10/12 at 100.00	AAA	2,080,420
1,000	Orange County, Florida, Sales Tax Revenue Bonds, Series 2002B, 5.000%, 1/01/25 – FGIC Insured	1/13 at 100.00	AAA	1,032,790
1,000	Tallahassee, Florida, Energy System Revenue Bonds, Series 2005, 5.000%, 10/01/28 – MBIA Insured	10/15 at 100.00	AAA	1,033,740

56,305	Total Florida			58,950,559

	Georgia – 2.2% (1.5% of Total Investments)
6,925	Atlanta and Fulton County Recreation Authority, Georgia, Guaranteed Revenue Bonds, Park	12/15 at 100.00	AAA	7,172,707
	Improvement, Series 2005A, 5.000%, 12/01/30 – MBIA Insured
1,000	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2004, 5.000%, 11/01/22 –	11/14 at 100.00	AAA	1,040,720
	FSA Insured
1,695	Georgia Housing and Finance Authority, Single Family Mortgage Bonds, Series 2002B-2, 5.500%,	12/11 at 100.00	AAA	1,736,121
	6/01/32 (Alternative Minimum Tax)

9,620	Total Georgia			9,949,548

	Idaho – 1.0% (0.6% of Total Investments)
	Idaho Housing and Finance Association, Grant and Revenue Anticipation Bonds, Federal Highway
	Trust Funds, Series 2006:
3,000	5.000%, 7/15/23 – MBIA Insured	7/16 at 100.00	Aaa	3,137,640
1,130	5.000%, 7/15/24 – MBIA Insured	7/16 at 100.00	Aaa	1,179,991

4,130	Total Idaho			4,317,631

	Illinois – 15.6% (10.4% of Total Investments)
10,000	Bolingbrook, Illinois, General Obligation Bonds, Series 2002A, 5.375%, 1/01/38 – FGIC Insured	1/12 at 100.00	AAA	10,524,000
1,305	Chicago, Illinois, General Obligation Bonds, Series 2001A, 5.500%, 1/01/38 – MBIA Insured	1/11 at 101.00	AAA	1,379,763
	Chicago, Illinois, General Obligation Bonds, Series 2001A:
50	5.500%, 1/01/38 (Pre-refunded 1/01/11) – MBIA Insured	1/11 at 101.00	AAA	53,880
3,645	5.500%, 1/01/38 (Pre-refunded 1/01/11) – MBIA Insured	1/11 at 101.00	AAA	3,927,816
11,765	Chicago, Illinois, Revenue Bonds, Skyway Toll Bridge, Series 1996, 5.500%, 1/01/23	1/07 at 102.00	AAA	12,086,537
	(Pre-refunded 1/01/07) – MBIA Insured
	Chicago, Illinois, Second Lien Passenger Facility Charge Revenue Bonds, O’Hare International
	Airport, Series 2001C:
4,250	5.500%, 1/01/16 – AMBAC Insured (Alternative Minimum Tax)	1/11 at 101.00	AAA	4,479,458
4,485	5.500%, 1/01/17 – AMBAC Insured (Alternative Minimum Tax)	1/11 at 101.00	AAA	4,727,145
4,730	5.500%, 1/01/18 – AMBAC Insured (Alternative Minimum Tax)	1/11 at 101.00	AAA	4,985,373
2,930	5.500%, 1/01/19 – AMBAC Insured (Alternative Minimum Tax)	1/11 at 101.00	AAA	3,082,389
3,600	Chicago, Illinois, Third Lien General Airport Revenue Bonds, O’Hare International Airport,	1/16 at 100.00	AAA	3,826,548
	Series 2005A, 5.250%, 1/01/24 – MBIA Insured
3,000	Chicago, Illinois, Third Lien General Airport Revenue Refunding Bonds, O’Hare International	1/12 at 100.00	AAA	3,198,390
	Airport, Series 2002A, 5.750%, 1/01/17 – MBIA Insured (Alternative Minimum Tax)
4,000	Cicero, Cook County, Illinois, General Obligation Corporate Purpose Bonds, Series 2002,	12/12 at 101.00	AAA	4,153,880
	5.000%, 12/01/21 – MBIA Insured
730	DuPage County Community School District 200, Wheaton, Illinois, General Obligation Bonds,	10/13 at 100.00	Aaa	775,158
	Series 2003C, 5.250%, 10/01/22 – FSA Insured
770	DuPage County Community School District 200, Wheaton, Illinois, General Obligation Bonds,	10/13 at 100.00	Aaa	835,658
	Series 2003C, 5.250%, 10/01/22 (Pre-refunded 10/01/13) – FSA Insured
4,000	Illinois Toll Highway Authority, State Toll Highway Authority Revenue Bonds, Series 2006,	7/16 at 100.00	AAA	4,163,280
	5.000%, 1/01/26 – FSA Insured
5,000	Illinois, General Obligation Bonds, Illinois FIRST Program, Series 2002, 5.250%, 4/01/23 –	4/12 at 100.00	AAA	5,272,350
	FSA Insured
2,700	University of Illinois, Certificates of Participation, Utility Infrastructure Projects, Series	8/11 at 100.00	AAA	2,848,527
	2001A, 5.000%, 8/15/20 (Pre-refunded 8/15/11) – AMBAC Insured

66,960	Total Illinois			70,320,152

	Indiana – 17.2% (11.5% of Total Investments)
3,380	Evansville, Indiana, Sewerage Works Revenue Refunding Bonds, Series 2003A, 5.000%, 7/01/20 -	7/13 at 100.00	AAA	3,521,183
	AMBAC Insured
	Indiana Bond Bank, Special Program Bonds, Hendricks County Redevelopment District,
	Series 2002D:
2,500	5.375%, 4/01/23 – AMBAC Insured	4/12 at 100.00	AAA	2,644,025
7,075	5.250%, 4/01/26 – AMBAC Insured	4/12 at 100.00	AAA	7,401,441
7,000	5.250%, 4/01/30 – AMBAC Insured	4/12 at 100.00	AAA	7,322,980
10,000	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Marion General Hospital,	7/12 at 100.00	AAA	10,356,500
	Series 2002, 5.250%, 7/01/32 – AMBAC Insured
25,000	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project, Series 2002A,	7/12 at 100.00	AAA	26,869,499
	5.250%, 7/01/33 (Pre-refunded 7/01/12) – MBIA Insured
	New Albany-Floyd County School Building Corporation, Indiana, First Mortgage Bonds,
	Series 2002:
2,500	5.750%, 7/15/17 (Pre-refunded 7/15/12) – FGIC Insured	7/12 at 100.00	AAA	2,754,100
3,810	5.750%, 7/15/20 (Pre-refunded 7/15/12) – FGIC Insured	7/12 at 100.00	AAA	4,197,248
	Northern Wells Community School Building Corporation, Wells County, Indiana, First Mortgage
	Bonds, Series 2001:
420	5.250%, 1/15/19 – FGIC Insured	7/12 at 100.00	AAA	443,377
430	5.250%, 7/15/19 – FGIC Insured	7/12 at 100.00	AAA	454,609
1,675	5.400%, 7/15/23 – FGIC Insured	7/12 at 100.00	AAA	1,778,096
6,960	Valparaiso Middle School Building Corporation, Indiana, First Mortgage Refunding Bonds, Series	1/13 at 100.00	AAA	7,176,526
	2002, 5.000%, 7/15/24 – MBIA Insured
2,490	Whitley County Middle School Building Corporation, Columbia City, Indiana, First Mortgage	7/13 at 100.00	AAA	2,609,794
	Bonds, Series 2003, 5.000%, 1/15/18 – FSA Insured

73,240	Total Indiana			77,529,378

	Louisiana – 0.7% (0.5% of Total Investments)
3,085	New Orleans, Louisiana, General Obligation Refunding Bonds, Series 2002, 5.125%, 9/01/21 –	9/12 at 100.00	AAA	3,186,003
	MBIA Insured

	Massachusetts – 1.0% (0.6% of Total Investments)
2,630	Massachusetts College Building Authority, Project Revenue Bonds, Series 2006A, 5.000%, 5/01/31 –	5/16 at 100.00	AAA	2,727,415
	AMBAC Insured
1,550	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2005A, 5.250%, 8/01/26 –	8/17 at 100.00	AAA	1,671,628
	MBIA Insured

4,180	Total Massachusetts			4,399,043

	Missouri – 2.4% (1.6% of Total Investments)
1,600	St. Louis County Pattonville School District R3, Missouri, General Obligation Bonds, Series	3/14 at 100.00	AAA	1,711,296
	2004, 5.250%, 3/01/19 – FSA Insured
8,735	St. Louis, Missouri, Airport Revenue Bonds, Airport Development Program, Series 2001A, 5.250%,	7/11 at 100.00	AAA	9,303,911
	7/01/31 (Pre-refunded 7/01/11) – MBIA Insured

10,335	Total Missouri			11,015,207

	Nebraska – 1.9% (1.3% of Total Investments)
6,360	Lincoln, Nebraska, Electric System Revenue Bonds, Series 2005, 5.000%, 9/01/32	9/15 at 100.00	AA	6,549,274
	Municipal Energy Agency of Nebraska, Power Supply System Revenue Bonds, Series 2003A:
1,000	5.250%, 4/01/20 – FSA Insured	4/13 at 100.00	AAA	1,066,730
1,000	5.250%, 4/01/21 – FSA Insured	4/13 at 100.00	AAA	1,060,440

8,360	Total Nebraska			8,676,444

	Nevada – 4.4% (2.9% of Total Investments)
9,810	Clark County School District, Nevada, General Obligation Bonds, Series 2002C, 5.000%, 6/15/21	6/12 at 100.00	AAA	10,410,666
	(Pre-refunded 6/15/12) – MBIA Insured
8,750	Truckee Meadows Water Authority, Nevada, Water Revenue Bonds, Series 2001A, 5.250%, 7/01/34	7/11 at 100.00	AAA	9,319,888
	(Pre-refunded 7/01/11) – FSA Insured

18,560	Total Nevada			19,730,554

	New Jersey – 0.5% (0.3% of Total Investments)
2,150	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006A,	No Opt. Call	AA–	2,346,618
	5.250%, 12/15/20

	New York – 3.7% (2.5% of Total Investments)
1,120	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore	2/15 at 100.00	AAA	1,165,214
	Hospital, Series 2004, 5.000%, 8/01/23 – FGIC Insured
3,660	Dormitory Authority of the State of New York, Revenue Bonds, Mental Health Services Facilities	2/15 at 100.00	AAA	3,813,537
	Improvements, Series 2005B, 5.000%, 2/15/23 – AMBAC Insured
1,500	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2005B,	11/15 at 100.00	AAA	1,554,600
	5.000%, 11/15/30 – AMBAC Insured
10,000	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds,	11/12 at 100.00	AAA	10,281,000
	Series 2002A, 5.000%, 11/15/30 – FSA Insured

16,280	Total New York			16,814,351

	North Carolina – 0.6% (0.4% of Total Investments)
2,435	North Carolina Medical Care Commission, FHA-Insured Mortgage Revenue Bonds, Betsy Johnson	10/13 at 100.00	AAA	2,601,018
	Regional Hospital Project, Series 2003, 5.375%, 10/01/24 – FSA Insured

	Oregon – 1.8% (1.2% of Total Investments)
	Oregon, General Obligation Veterans Welfare Bonds, Series 82:
5,560	5.375%, 12/01/31	12/11 at 100.00	AA–	5,682,264
2,590	5.500%, 12/01/42	12/11 at 100.00	AA–	2,646,850

8,150	Total Oregon			8,329,114

	Pennsylvania – 3.6% (2.4% of Total Investments)
4,500	Allegheny County, Pennsylvania, Airport Revenue Refunding Bonds, Pittsburgh International	No Opt. Call	AAA	4,892,535
	Airport, Series 1997A, 5.750%, 1/01/13 – MBIA Insured (Alternative Minimum Tax)
5,000	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of	7/08 at 100.00	AAA	5,167,700
	Pennsylvania, Series 1998, 5.500%, 7/15/38 (Pre-refunded 7/15/08) – MBIA Insured
1,050	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2006A, 5.000%, 12/01/26 –	6/16 at 100.00	AAA	1,095,948
	AMBAC Insured
2,000	Philadelphia Municipal Authority, Pennsylvania, Lease Revenue Bonds, Series 2003B, 5.250%,	11/13 at 100.00	AAA	2,114,480
	11/15/18 – FSA Insured
2,000	Reading School District, Berks County, Pennsylvania, General Obligation Bonds, Series 2005,	1/16 at 100.00	AAA	2,114,960
	5.000%, 1/15/19 – FSA Insured
1,000	State Public School Building Authority, Pennsylvania, Lease Revenue Bonds, Philadelphia School	6/13 at 100.00	AAA	1,034,600
	District, Series 2003, 5.000%, 6/01/23 – FSA Insured

15,550	Total Pennsylvania			16,420,223

	Puerto Rico – 0.3% (0.3% of Total Investments)
1,225	Puerto Rico Municipal Finance Agency, Series 2005C, 5.250%, 8/01/21 – CIFG Insured	No Opt. Call	AAA	1,347,671

	South Carolina – 1.5% (1.0% of Total Investments)
1,950	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series	12/16 at 100.00	AAA	2,022,403
	2006, 5.000%, 12/01/28 – FSA Insured
	Greenville, South Carolina, Tax Increment Revenue Improvement Bonds, Series 2003:
1,000	5.500%, 4/01/17 – MBIA Insured	4/13 at 100.00	AAA	1,083,010
2,300	5.000%, 4/01/21 – MBIA Insured	4/13 at 100.00	AAA	2,392,460
1,000	Scago Educational Facilities Corporation, South Carolina, Installment Purchase Revenue Bonds,	10/15 at 100.00	AAA	1,042,120
	Spartanburg County School District 5, Series 2005, 5.000%, 4/01/21 – FSA Insured

6,250	Total South Carolina			6,539,993

	Tennessee – 9.3% (6.2% of Total Investments)
	Memphis, Tennessee, Sanitary Sewerage System Revenue Bonds, Series 2004:
1,495	5.000%, 10/01/19 – FSA Insured	10/14 at 100.00	AAA	1,574,235
1,455	5.000%, 10/01/20 – FSA Insured	10/14 at 100.00	AAA	1,528,012
1,955	5.000%, 10/01/21 – FSA Insured	10/14 at 100.00	AAA	2,047,608
10,000	Memphis-Shelby County Sports Authority, Tennessee, Revenue Bonds, Memphis Arena, Series 2002A,	11/12 at 100.00	AAA	10,357,500
	5.125%, 11/01/28 – AMBAC Insured
10,000	Memphis-Shelby County Sports Authority, Tennessee, Revenue Bonds, Memphis Arena, Series 2002B,	11/12 at 100.00	AAA	10,335,400
	5.125%, 11/01/29 – AMBAC Insured
15,195	Tennessee State School Bond Authority, Higher Educational Facilities Second Program Bonds,	5/12 at 100.00	AAA	15,904,303
	Series 2002A, 5.250%, 5/01/32 – FSA Insured
40,100	Total Tennessee			41,747,058

	Texas – 27.5% (18.3% of Total Investments)
3,500	Dallas-Ft. Worth International Airport, Texas, Joint Revenue Refunding and Improvement Bonds,	11/11 at 100.00	AAA	3,765,755
	Series 2001A, 5.750%, 11/01/13 – FGIC Insured (Alternative Minimum Tax)
10,000	Gainesville Hospital District, Texas, Limited Tax General Obligation Bonds, Series 2002,	8/11 at 100.00	Aaa	10,364,400
	5.375%, 8/15/32 – MBIA Insured
1,210	Galveston, Texas, General Obligation Bonds, Series 2001, 5.250%, 5/01/21 – AMBAC Insured	5/11 at 100.00	AAA	1,263,059
2,435	Galveston, Texas, General Obligation Bonds, Series 2001, 5.250%, 5/01/21 (Pre-refunded	5/11 at 100.00	AAA	2,586,433
	5/01/11) – AMBAC Insured
	Harris County Health Facilities Development Corporation, Texas, Thermal Utility Revenue Bonds,
	TECO Project, Series 2003:
2,240	5.000%, 11/15/16 – MBIA Insured	11/13 at 100.00	AAA	2,343,936
2,355	5.000%, 11/15/17 – MBIA Insured	11/13 at 100.00	AAA	2,453,769
13,000	Houston Area Water Corporation, Texas, Contract Revenue Bonds, Northeast Water Purification	3/12 at 100.00	AAA	13,330,850
	Plant, Series 2002, 5.125%, 3/01/32 – FGIC Insured
2,500	Houston Higher Education Finance Corporation, Texas, Revenue Bonds, Rice University, Series	11/09 at 101.00	AAA	2,645,375
	1999A, 5.375%, 11/15/29 (Pre-refunded 11/15/09)
1,000	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Series 2004A, 5.250%,	5/14 at 100.00	AAA	1,060,890
	5/15/24 – FGIC Insured
4,345	San Antonio, Texas, Water System Senior Lien Revenue Refunding Bonds, Series 2002, 5.500%,	5/12 at 100.00	AAA	4,658,839
	5/15/17 – FSA Insured
5,970	Texas Department of Housing and Community Affairs, Residential Mortgage Revenue Bonds, Series	7/11 at 100.00	AAA	6,153,398
	2001A, 5.350%, 7/01/33 (Alternative Minimum Tax)
8,635	Texas Department of Housing and Community Affairs, Single Family Mortgage Bonds, Series 2002B,	3/12 at 100.00	AAA	8,852,084
	5.550%, 9/01/33 – MBIA Insured (Alternative Minimum Tax)
	Texas Public Finance Authority, Revenue Bonds, Texas Southern University Financing System,
	Series 2002:
3,520	5.125%, 11/01/20 – MBIA Insured	5/12 at 100.00	Aaa	3,698,323
3,520	5.125%, 11/01/21 – MBIA Insured	5/12 at 100.00	Aaa	3,690,051
	Texas Student Housing Authority, Revenue Bonds, Austin Project, Senior Series 2001A:
9,400	5.375%, 1/01/23 – MBIA Insured	1/12 at 102.00	Aaa	9,976,690
11,665	5.500%, 1/01/33 – MBIA Insured	1/12 at 102.00	Aaa	12,557,489
5,000	Texas Water Development Board, Senior Lien State Revolving Fund Revenue Bonds, Series 1999B,	1/10 at 100.00	AAA	5,195,500
	5.250%, 7/15/17
9,145	Texas, General Obligation Bonds, Veterans Housing Assistance Program Fund II, Series 2002A-1,	6/12 at 100.00	Aa1	9,490,498
	5.250%, 12/01/22 (Alternative Minimum Tax)
	Williamson County, Texas, General Obligation Bonds, Series 2002:
3,500	5.200%, 2/15/21 – FSA Insured	2/12 at 100.00	AAA	3,673,075
3,000	5.250%, 2/15/22 – FSA Insured	2/12 at 100.00	AAA	3,158,730
7,340	5.250%, 2/15/23 – FSA Insured	2/12 at 100.00	AAA	7,728,359
5,000	5.250%, 2/15/25 – FSA Insured	2/12 at 100.00	AAA	5,224,050

118,280	Total Texas			123,871,553

	Washington – 13.7% (9.1% of Total Investments)
6,600	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Columbia Generating Station –	7/12 at 100.00	AAA	7,008,276
	Nuclear Project 2, Series 2002B, 5.350%, 7/01/18 – FSA Insured
7,675	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Nuclear Project 1, Series	7/12 at 100.00	AAA	8,246,711
	2002A, 5.500%, 7/01/15 – MBIA Insured
2,500	Port of Seattle, Washington, Revenue Refunding Bonds, Series 2002D, 5.750%, 11/01/15 – FGIC	11/12 at 100.00	AAA	2,697,350
	Insured (Alternative Minimum Tax)
2,200	Snohomish County School District 2, Everett, Washington, General Obligation Bonds, Series	12/13 at 100.00	AAA	2,317,788
	2003B, 5.000%, 6/01/17 – FSA Insured
3,255	Thurston and Pierce Counties School District, Washington, General Obligation Bonds, Yelm	6/13 at 100.00	Aaa	3,500,622
	Community Schools, Series 2003, 5.250%, 12/01/16 – FSA Insured
	Washington State Economic Development Finance Authority, Wastewater Revenue Bonds, LOTT
	Project, Series 2002:
2,000	5.500%, 6/01/17 – AMBAC Insured	6/12 at 100.00	Aaa	2,149,740
4,325	5.125%, 6/01/22 – AMBAC Insured	6/12 at 100.00	Aaa	4,537,833
10,000	Washington State Healthcare Facilities Authority, Revenue Bonds, Children’s Hospital and	10/11 at 100.00	Aaa	10,594,100
	Regional Medical Center, Series 2001, 5.125%, 10/01/31 (Pre-refunded 10/01/11) – AMBAC Insured
15,000	Washington State Healthcare Facilities Authority, Revenue Bonds, Harrison Memorial Hospital,	8/13 at 102.00	AAA	15,400,200
	Series 1998, 5.000%, 8/15/28 – AMBAC Insured
5,170	Whitman County School District 267, Pullman, Washington, General Obligation Bonds, Series	6/12 at 100.00	Aaa	5,380,626
	2002, 5.000%, 12/01/20 – FSA Insured

58,725	Total Washington			61,833,246

	Wisconsin – 3.0% (2.0% of Total Investments)
920	Wisconsin Housing and Economic Development Authority, Home Ownership Revenue Bonds, Series	3/12 at 100.00	AA	939,348
	2002E, 5.250%, 9/01/22 (Alternative Minimum Tax)
11,950	Wisconsin, Transportation Revenue Refunding Bonds, Series 2002-1, 5.125%, 7/01/18 –	7/12 at 100.00	AAA	12,622,666
	AMBAC Insured

12,870	Total Wisconsin			13,562,014

$ 645,455	Total Investments (cost $644,466,944) – 150.1%			676,869,169

	Other Assets Less Liabilities – 1.6%			7,062,771

	Preferred Shares, at Liquidation Value – (51.7)%			(233,000,000)

	Net Assets Applicable to Common Shares – 100%			$450,931,940

At least 80% of the Fund’s net assets (including net assets attributable to Preferred shares) are invested in municipal securities that are either covered by Original Issue Insurance, Secondary Market Insurance or
Portfolio Insurance which ensures the timely payment of principal and interest. Up to 20% of the Fund’s net assets (including net assets attributable to Preferred shares) may be invested in municipal securities that are (i) either backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities (also ensuring the timely payment of principal and interest), or (ii) rated, at the time of investment, within the four highest grades (Baa or BBB or better by Moody’s, S&P or Fitch) or unrated but judged to be of comparable quality by the Adviser.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's
Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At July 31, 2006, the cost of investments was $646,736,177.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2006, were as follows:

Gross unrealized:
Appreciation	$33,135,289
Depreciation	(3,002,297)

Net unrealized appreciation (depreciation) of investments	$30,132,992

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Insured Dividend Advantage Municipal Fund

By (Signature and Title)*          /s/ Jessica R. Droeger
                                                    Jessica R. Droeger
                                                    Vice President and Secretary

Date         September 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         September 28, 2006

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        September 28, 2006

* Print the name and title of each signing officer under his or her signature.